Schedule of credit risk exposure (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total	$ 553	$ 1,285	$ 8,604
A+ [Member]
IfrsStatementLineItems [Line Items]
Total	(12)	171	5,423
A [Member]
IfrsStatementLineItems [Line Items]
Total
A- [Member]
IfrsStatementLineItems [Line Items]
Total	2	2	2
AA- [Member]
IfrsStatementLineItems [Line Items]
Total	$ 563	$ 1,112	$ 3,179